ALIGN ALTERNATIVE ACCESS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Investments				Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
EXCHANGE TRADED FUNDS - 6.2%
FIXED INCOME - 6.2%
WisdomTree Floating Rate Treasury Fund (a)				24,758	$ 1,248,041	$ 1,246,565	6.2%	$ (1,476)
TOTAL EXCHANGE TRADED FUNDS					$ 1,248,041	$ 1,246,565	6.2%	$ (1,476)

OPEN END FUNDS - 7.4%
ALTERNATIVE - 7.4%
Stone Ridge Diversified Alternatives Fund Class I				145,396	$ 1,500,000	$ 1,496,123	7.4%	$ (3,877)
TOTAL OPEN END FUNDS					$ 1,500,000	$ 1,496,123	7.4%	$ (3,877)

PRIVATE INVESTMENT FUNDS - 64.4% (b)
Apollo Aligned Alternatives, LP Class I (c)				16,640	$ 550,000	$ 597,966	3.0%	$ 47,966
Apollo Asset Backed Credit Co. Class I				3,903	100,000	98,886	0.5%	(1,114)
Ares Strategic Income Fund Class I				11,996	330,000	320,403	1.6%	(9,597)
Blackstone Private Credit Fund Class I				13,111	330,000	310,072	1.5%	(19,928)
Blackstone Real Estate Income Trust, Inc. Class I				15,946	220,000	231,623	1.1%	11,623
Blue Owl Credit Income Corp. Class I				34,921	330,000	317,079	1.6%	(12,921)
Carlyle AlpInvest Private Markets Fund Class I				63,369	970,000	1,060,157	5.2%	90,157
Golub Capital Private Credit Fund Class I				13,100	330,000	316,638	1.6%	(13,362)
Hamilton Lane Private Infrastructure Fund Class Y				74,148	1,100,000	1,210,097	6.0%	110,097
Hines Global Income Trust Class I				124,467	1,220,000	1,221,020	6.0%	1,020
HPS Corporate Lending Fund Class I				13,085	330,000	319,532	1.6%	(10,468)
John Hancock Marathon Asset-Based Lending Fund Class I				8,096	165,000	159,333	0.8%	(5,667)
KKR FS Income Trust Class I				3,369	100,000	97,945	0.5%	(2,055)
Monroe Capital Income Plus Class I				78,508	800,000	767,026	3.8%	(32,974)
Partners Group Private Equity (Master Fund), LLC Class I				353,289	800,000	767,486	3.8%	(32,514)
Stepstone Infrastructure Fund Class I				332,164	5,000,000	5,208,324	25.8%	208,324
TOTAL PRIVATE FUNDS					$ 12,675,000	$ 13,003,587	64.4%	$ 328,587

STRUCTURED NOTES - 3.7%	Reference Asset	Coupon Rate (d)	Maturity Date	Principal Amount
BNP Paribas Structured Note	The Dow Jones Industrial Average Index and the S&P 500 Index	12% Per annum	5/13/2027	740,000	$ 740,000	$ 737,854	3.7%	$ (2,146)
					$ 740,000	$ 737,854	3.7%	$ (2,146)

PUT OPTIONS PURCHASED - 0.2%	Expiration Date	Exercise Price	Notional Amount	Contracts (e)
INDEX OPTIONS PURCHASED - 0.2%
S&P 500 Index	5/21/2027	$ 7,350	$ 74,936	1	$ 43,942	$ 34,690	0.2%	$ (9,252)
					$ 43,942	$ 34,690	0.2%	$ (9,252)

SHORT-TERM INVESTMENTS - 2.6%
MONEY MARKET FUNDS - 2.6%				Shares
Federated Government Obligations Fund, Institutional Class, 3.50% (a)(f)				519,711	519,711	519,711	2.6%	-
TOTAL SHORT-TERM INVESTMENTS					$ 519,711	$ 519,711	2.6%	$ -

TOTAL INVESTMENTS - 84.5% (Cost - $16,726,694)						$ 17,038,530
ASSETS IN EXCESS OF OTHER LIABILITIES - 15.5%						3,138,669
NET ASSETS - 100.0%						$ 20,177,199

LLC - Limited Liability Company
LP - Limited Partnership
(a)	All or a portion of this security is held as collateral for options.
(b)	Securities restricted to resale and are deemed illiquid.
(c)	Non-income producing security.
(d)	Conditional coupon rate. If on any coupon valuation date the closing level of each unnderlying asset is greater than or equal to 70% of its initial level, the conditional coupon for each $1,000 principal amount of notes will equal $1,000 multiplied by the conditional coupon rate, paid on the relevant coupon payment date on a 30/360 unadjusted basis.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	Rate disclosed is the seven-day effective yield as of June 30, 2026.